Finance Costs	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Finance Costs
12.	Finance costs

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Interest expenses on borrowings	675,023	822,017	611,367
Interest expenses on convertible promissory notes (Note 36)	1,045,611	448,017	486,731
Interest expenses optionally convertible promissory notes (Note 37)	521,747	407,255	—
Interest expenses on unpaid consideration of convertible promissory notes	16,162	58,381	—
Interest expenses on lease liabilities	42,268	27,934	15,800
Interest expenses on consolidated wealth management products	6,473	868	855
One-time expenses related to early redemption and extension of convertible promissory notes (Note 36(a))	173,775	—	—
Bank interest income	(1,308,277)	(1,415,232)	(1,029,934)

	1,172,782	349,240	84,819